Related Party Balances and Transactions (Details) - Schedule of Due From Related Parties - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Due from related parties	$ 1,729,594	$ 1,799,747
Exquisite Elite Limited [Member]
Related Party Transaction [Line Items]
Relationship	Shareholder
Nature	Advances to payment of professional fee
Due from related parties	$ 6,228	54,882
Mr. Hui Wang [Member]
Related Party Transaction [Line Items]
Relationship	Senior employee
Nature	Advances for operational purpose
Due from related parties	$ 189,222	32,839
Mr. Jinlong Yang [Member]
Related Party Transaction [Line Items]
Relationship	Chairman and Chief Executive Officer
Nature	Advances for operational purpose
Due from related parties	$ 233,432	709,694
Mr. Mingzhu Logistics [Member]
Related Party Transaction [Line Items]
Relationship	Mr. Jinlong Yang’s family member as sole shareholder
Nature	Lending with no interests
Due from related parties	$ 1,300,712	$ 1,002,332